Real Estate Securities, Available for Sale	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Real Estate Securities, Available for Sale

8.	Real Estate Securities, Available for Sale
The following table presents CRE securities as of March 31, 2014 (dollars in thousands):

				Cumulative Unrealized			Allocation by	Weighted	Weighted
	Number	Principal Amount(3)	Amortized Cost	Gains	(Losses)	Fair Value	Investment Type(3)	Average Coupon	Average Yield(4)
Asset Type:
N-Star CDO bonds (1)	33	$512,040	$223,851	$15,468	$(9,078)	$230,241	29.2%	1.72%	20.77%
N-Star CDO equity (5)	5	154,540	154,540	3,334	(14,966)	142,908	8.8%	NA	18.60%
CMBS and other securities (6)	14	55,017	40,879	6,568	(16,965)	30,482	3.1%	1.76%	2.09%
Subtotal(2)	52	721,597	419,270	25,370	(41,009)	403,631	41.1%	1.72%	18.15%
CRE securities in N-Star CDOs(5)(7)
CMBS	189	837,022	594,647	64,714	(173,171)	486,190	47.8%	3.64%	9.41%
Third-party CDO notes	14	91,584	83,574	66	(59,645)	23,995	5.2%	0.23%	1.18%
Agency debentures	8	87,172	29,354	4,370	(1,778)	31,946	5.0%	NA	4.56%
Unsecured REIT debt	1	8,000	8,476	1,035	—	9,511	0.5%	7.50%	5.88%
Trust preferred securities	2	7,225	7,225	—	(1,362)	5,863	0.4%	2.25%	2.32%
Subtotal	214	1,031,003	723,276	70,185	(235,956)	557,505	58.9%	3.05%	8.15%
Total	266	$1,752,600	$1,142,546	$95,555	$(276,965)	$961,136	100.0%	2.58%	11.82%
____________________________________________________________

(1)	Excludes $102.4 million principal amount of N-Star CDO bonds payable that are eliminated in consolidation.

(2)	All securities are unleveraged.

(3)	Based on amortized cost for N-Star CDO equity and principal amount for remaining securities.

(4)	Based on expected maturity and for floating-rate securities, calculated using the applicable LIBOR as of March 31, 2014.

(5)	The fair value option was elected for these securities (refer to Note 14).

(6)	The fair value option was elected for $20.5 million carrying value of these securities (refer to Note 14).

(7)	Investments in the same securitization tranche held in separate CDO financing transactions are reported as separate investments.
As of March 31, 2014, the Company’s CRE securities portfolio is comprised of N-Star CDO bonds and N-Star CDO equity and other securities which are predominantly conduit CMBS, meaning each asset is a pool backed by a large number of commercial real estate loans. As a result, this portfolio is typically well-diversified by collateral type and geography. As of March 31, 2014, contractual maturities of CRE securities investments ranged from five months to 39 years, with a weighted average expected maturity of 3.5 years.
The following table presents CRE securities as of December 31, 2013 (dollars in thousands):

				Cumulative Unrealized			Allocation by	Weighted	Weighted
	Number	Principal Amount(3)	Amortized Cost	Gains	Losses	Fair Value	Investment Type(3)	Average Coupon	Average Yield(4)
Asset Type:
N-Star CDO bonds(1)	31	$481,386	$207,547	$1,878	$(4,138)	$205,287	23.6%	1.82%	20.00%
N-Star CDO equity(5)	5	158,274	158,274	—	—	158,274	7.7%	NA	18.42%
CMBS and other securities(6)	16	50,412	47,332	362	(18,264)	29,430	2.5%	2.17%	2.08%
Subtotal(2)	52	690,072	413,153	2,240	(22,402)	392,991	33.8%	1.85%	17.34%
CRE securities in N-Star CDOs(5)(7)
CMBS	264	1,140,368	799,126	67,770	(294,595)	572,301	55.8%	3.15%	9.65%
Third-party CDO notes	20	109,651	99,603	—	(74,672)	24,931	5.4%	0.29%	1.17%
Agency debentures	8	87,172	29,031	2,644	(2,135)	29,540	4.2%	NA	4.64%
Unsecured REIT debt	1	8,000	8,502	1,019	—	9,521	0.4%	7.50%	6.00%
Trust preferred securities	2	7,225	7,225	—	(1,434)	5,791	0.4%	2.25%	2.32%
Subtotal	295	1,352,416	943,487	71,433	(372,836)	642,084	66.2%	2.73%	8.51%
Total	347	$2,042,488	$1,356,640	$73,673	$(395,238)	$1,035,075	100.0%	2.48%	11.20%
_________________________________________________________

(1)	Excludes $126.6 million principal amount of N-Star CDO bonds payable that are eliminated in consolidation.

(2)	All securities are unleveraged.

(3)	Based on amortized cost for N-Star CDO equity and principal amount for remaining securities.

(4)	Based on expected maturity and for floating-rate securities, calculated using the applicable LIBOR as of December 31, 2013.

(5)	The fair value option was elected for these securities (refer to Note 14).

(6)	The fair value option was elected for $13.4 million carrying value of these securities (refer to Note 14).

(7)	Investments in the same securitization tranche held in separate CDO financing transactions are reported as separate investments.
For the three months ended March 31, 2014, proceeds from the sale of CRE securities was $22.2 million, resulting in a net realized gain of $4.6 million. For the three months ended March 31, 2013, proceeds from the sale of CRE securities was $20.1 million, resulting in a net realized gain of $4.4 million.
CRE securities investments, not held in N-Star CDOs, include 35 securities for which the fair value option was not elected. As of March 31, 2014, the aggregate carrying value of these securities was $240.2 million, representing $6.5 million of accumulated net unrealized gains included in OCI. The Company held 13 securities with an aggregate carrying value of $52.2 million with an unrealized loss of $9.1 million as of March 31, 2014 and all were in an unrealized loss position for a period of less than 12 months. Based on management’s quarterly evaluation, no OTTI was identified related to these securities. The Company does not intend to sell these securities and it is more likely than not that the Company will not be required to sell these securities prior to recovery of its amortized cost basis, which may be at maturity.

Real Estate Securities, Available for Sale
The following table presents CRE securities as of December 31, 2013 (dollars in thousands):

				Cumulative Unrealized			Allocation by	Weighted	Weighted
	Number	Principal Amount (3)	Amortized Cost	Gains	(Losses)	Fair Value	Investment Type (3)	Average Coupon	Average Yield (4)
Asset Type:
N-Star CDO bonds (1)	31	$481,386	$207,547	$1,878	$(4,138)	$205,287	23.6%	1.82%	20.00%
N-Star CDO equity (5)	5	158,274	158,274	—	—	158,274	7.7%	NA	18.42%
CMBS and other securities (6)	16	50,412	47,332	362	(18,264)	29,430	2.5%	2.17%	2.08%
Subtotal(2)	52	690,072	413,153	2,240	(22,402)	392,991	33.8%	1.85%	17.34%
CRE securities in N-Star CDOs (5)(7)
CMBS	264	1,140,368	799,126	67,770	(294,595)	572,301	55.8%	3.15%	9.65%
Third-party CDO notes	20	109,651	99,603	—	(74,672)	24,931	5.4%	0.29%	1.17%
Agency debentures	8	87,172	29,031	2,644	(2,135)	29,540	4.2%	NA	4.64%
Unsecured REIT debt	1	8,000	8,502	1,019	—	9,521	0.4%	7.50%	6.00%
Trust preferred securities	2	7,225	7,225	—	(1,434)	5,791	0.4%	2.25%	2.32%
Subtotal	295	1,352,416	943,487	71,433	(372,836)	642,084	66.2%	2.73%	8.51%
Total	347	$2,042,488	$1,356,640	$73,673	$(395,238)	$1,035,075	100.0%	2.48%	11.20%
____________________________________________________________

(1)	Excludes $126.6 million principal amount of N-Star CDO bonds payable that are eliminated in consolidation.

(2)	All securities are unleveraged.

(3)	Based on amortized cost for N-Star CDO equity and principal amount for remaining securities.

(4)	Based on expected maturity and for floating-rate securities, calculated using the applicable LIBOR as of December 31, 2013.

(5)	The fair value option was elected for these securities (refer to Note 14).

(6)	The fair value option was elected for $13.4 million carrying value of these securities (refer to Note 14).

(7)	Investments in the same securitization tranche held in separate CDO financing transactions are reported as separate investments.
As of December 31, 2013, the Company’s CRE securities portfolio is comprised of N-Star CDO bonds and N-Star CDO equity and other securities which are predominantly conduit CMBS, meaning each asset is a pool backed by a large number of commercial real estate loans. As a result, this portfolio is typically well-diversified by collateral type and geography. As of December 31, 2013, contractual maturities of CRE securities investments ranged from seven months to 39 years, with a weighted average expected maturity of 3.1 years.
The following table presents CRE securities as of December 31, 2012 (dollars in thousands):

				Cumulative Unrealized (2)			Allocation by	Weighted	Weighted
	Number (1)	Principal Amount	Amortized Cost	Gains	Losses	Fair Value(3)	Investment Type (4)	Average Coupon	Average Yield (5)
Asset Type:
CMBS	484	$2,158,829	$1,540,239	$79,627	$(652,123)	$967,743	86.7%	3.75%	10.42%
Third-party CDO notes	35	197,103	159,657	—	(111,421)	48,236	7.8%	0.62%	7.54%
Unsecured REIT debt	11	57,180	53,585	2,898	(102)	56,381	2.2%	5.50%	1.29%
Trust preferred securities	3	14,725	10,916	1,184	(2,529)	9,571	0.6%	2.26%	6.80%
Agency debentures	4	63,000	17,538	8,924	—	26,462	2.5%	NA	3.51%
Total	537	$2,490,837	$1,781,935	$92,633	$(766,175)	$1,108,393	100.0%	3.44%	9.80%
_________________________________________________________

(1)	Investments in the same securitization tranche held in separate CDO financing transactions are reported as separate investments.

(2)	Includes 21 CRE securities for which the fair value option was not elected.

(3)
Predominately all CRE securities serve as collateral for financing transactions including carrying value of $1,016.0 million for CDO financing transactions and $35.5 million for the CMBS Facility (refer to Note 9). The remainder is unleveraged.

(4)	Based on principal amount.

(5)	Based on expected maturity and for floating-rate securities, calculated using the applicable LIBOR as of December 31, 2012.
For the year ended December 31, 2013, proceeds from the sale of CRE securities was $224.0 million, resulting in a net realized gain of $35.4 million, which includes proceeds related to the liquidation of N-Star CDO II (refer to Note 9). For the year ended December 31, 2012, proceeds from the sale of CRE securities was $343.9 million, resulting in a net realized gain of $50.5 million. For the year ended December 31, 2011, proceeds from the sale of CRE securities was $331.5 million, resulting in a net realized gain of $27.4 million.
CRE securities investments, not held in N-Star CDOs, include 36 securities for which the fair value option was not elected. As of December 31, 2013, the aggregate carrying value of these securities was $221.3 million, representing $2.0 million of accumulated net unrealized losses included in OCI. The Company held 19 securities with an aggregate carrying value of $133.5 million with an unrealized loss of $4.1 million as of December 31, 2013 and all were in an unrealized loss position for a period of less than 12 months. Based on management’s quarterly evaluation, no OTTI was identified related to these securities. The Company does not intend to sell these securities and it is more likely than not that the Company will not be required to sell these securities prior to recovery of its amortized cost basis, which may be at maturity.